Revenue from contracts with customers	9 Months Ended
Sep. 30, 2023
Revenue [abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Disaggregation and timing of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

	For the three months ended September 30,		For the nine months ended September 30,
(in €‘000)	2023	2022	2023	2022
Type of goods or service
Charging sessions	22,036	14,405	73,174	38,399
Service revenue from the sale of charging equipment	523	889	2,009	19,331
Service revenue from installation services	3,451	5,181	13,734	11,145
Service revenue from operation and maintenance of charging equipment	1,073	556	3,329	2,378
Service revenue from consulting services	1,524	1,289	4,571	1,759
Total revenue from external customers	28,607	22,320	96,817	73,012
Timing of revenue recognition
Services transferred over time	6,048	7,026	21,634	15,282
Goods and services transferred at a point in time	22,559	15,294	75,183	57,730
Total revenue from external customers	28,607	22,320	96,817	73,012